UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

The Swiss Helvetia Fund, Inc.

(Exact name of registrant as specified in charter)

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Address of principal executive offices) (Zip code)

Rudolf Millisits, CEO

Hottinger Capital Corp.

1270 Avenue of the Americas, Suite 400

New York, NY 10020

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-332-2760

Date of fiscal year end: December 31

Date of reporting period: July 1, 2012 through June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2012 TO JUNE 30, 2013

Ticker	ISIN	HOLDINGS	Date of AGM	Agenda	Proposed by the issuer (I) or the shareholder (S)	Whether the fund cast its vote on the matter	How did the Fund vote	Whether the fund cast its vote For or Against board

Banks

CSGN	CH0012138530	Credit Suisse Group	4/26/2013		I	Yes
				1.1 Presentation of the 2012 annual report, the parent company’s 2012 financial statements, the Group’s 2012 consolidated financial statements and the 2012 remuneration report			Non voting
				1.2 Consultative vote on the 2012 remuneration report			For	For
				1.3 Approval of the 2012 annual report, the parent company’s 2012 financial statements and the Group’s 2012 consolidated financial statements			For	For
				2. Discharge of the acts of the Members of the Board of Directors and Executive Board			For	For
				3.1 Resolution on the appropriation of retained earnings			For	For
				3.2 Resolution on the distribution against reserves from capital contributions in shares and in cash			For	For
				4.1 Changes in share capital: Increase in, amendment to and extension of authorized capital			For	For
				4.2 Changes in share capital: Increase in conditional capital for employee shares			For	For
				5. Other amendments to the Articles of Association (quorum of the Board of Directors)			For	For
				6.1.1 Re-election of Noreen Doyle to the Board of Directors			For	For
				6.1.2 Re-election of Jassim Bin Hamad J.J. Al Thani to the Board of Directors			For	For
				6.1.3 Election of Kai S. Nargolwala to the Board of Directors			For	For
				6.2 Election of the independent auditors: KPMG AG, Zurich			For	For
				6.3 Election of the special auditors: BDO AG, Zurich			For	For
				7. If voting or elections take place on proposals submitted during the Annual General Meeting itself as defined in art. 700 paras. 3 and 4 of the Swiss Code of Obligations, I hereby instruct the independent proxy to vote in favor of the proposal of the Board of Directors			Against	Against

UBSN	CH0024899483	UBS AG	5/2/2013		I	Yes
				1.1 Approval of the annual report and group and parent bank accounts			For	For
				1.2 Advisory vote on the compensation report 2012			For	For
				2. Appropriation of retained earnings and distribution			For	For
				3. Discharge of the members of the board of directors and the group executive board for the financial year 2012			For	For
				4.1.1 Re-election of member of the board of directors: Axel A. Weber			For	For
				4.1.2 Re-election of member of the board of directors: Michel Demare			For	For
				4.1.3 Re-election of member of the board of directors: David Sidwell			For	For
				4.1.4 Re-election of member of the board of directors: Rainer-Marc Frey			For	For
				4.1.5 Re-election of member of the board of directors: Ann F. Godbehere			For	For
				4.1.6 Re-election of member of the board of directors: Axel P. Lehmann			For	For
				4.1.7 Re-election of member of the board of directors: Helmut Panke			For	For
				4.1.8 Re-election of member of the board of directors: William G. Parrett			For	For
				4.1.9 Re-election of member of the board of directors: Isabelle Romy			For	For
				4.1.10 Re-election of member of the board of directors: Beatrice Weder Di Mauro			For	For
				4.1.11 Re-election of member of the board of directors: Joseph Yam			For	For
				4.2 Election of Reto Francioni to the board of directors			For	For
				4.3 Re-election of the auditors, Ernst and Young Ltd., Basel			For	For
				5. Ad hoc			Against	Against

VONN	CH0012335540	Vontobel Holding	4/23/2013		I	Yes
				1. Annual report, annual financial statement and group financial statement 2012, report by the statutory auditors			For	For
				2. Discharge of the members of the board of directors and management for the financial year 2012			For	For
				3. Appropriation of retained earnings			For	For
				4.1.1 Re-election of Herbert J. Scheidt as a member of board of director			For	For
				4.1.2 Re-election of Bruno Basler as a member of board of director			For	For
				4.1.3 Re-election of Peter Quadri as a member of board of director			For	For
				4.1.4 Re-election of Dr. Frank Schnewlin as a member of board of director			For	For
				4.1.5 Re-election of Clara C. Streit as a member of board of director			For	For
				4.1.6 Re-election of Marcel Zoller as a member of board of director			For	For
				4.2.1 Election of Dominic Brenninkmeyer as a member of board of director			For	For
				4.2.2 Election of Nicolas Oltramare as a member of board of director			For	For
				5. Re-election of the statutory auditors / Ernst and Young Ltd., Zurich			For	For
				6. Ad hoc			Against	Against

BIOTECHNOLOGY

ADXN	CH0029850754	Addex Therapeutics Ltd.	3/19/2013		I	Yes
				1. Approval of the annual report, the annual financial statements and the consolidated financial statements for the business year 2012			For	For
				2. Appropriation of the results			For	For
				3. Discharge to the members of the board of directors and the Executive management			For	For
				4. Re-election of the auditors PricewaterhouseCoopers Sa, Geneva			For	For
				5.1 Amendments to the articles of association: Extension and increase of the authorized share capital (article 3b of the articles of association)			For	For
				5.2 Amendments to the articles of association: Increase of the conditional share capital (article 3c of the articles of association)			For	For
				6.Additional and/or counter-proposals			Against	Against

NOBN SW	CH0037851646	Nobel Biocare Hld	3/28/2013		I	Yes
				1. Approval of the annual report 2012 consisting of the business report, the statutory financial statements and the consolidated financial statements of Nobel Biocare Holding Ltd			For	For
				2. Consultative vote: Ratification of the remuneration report for 2012			For	For
				3.1 Appropriation of the balance sheet result 2012 and distribution of dividend: Carry forward of the Accumulated deficit 2012			For	For
				3.2 Appropriation of the balance sheet result 2012 and distribution of dividend: Allocation of reserves from capital contributions to free reserves and distribution of dividend of CHF 0.20 per registered share			For	For
				4. Discharge of the board of directors			For	For
				5.1 Re-election of member of the board of directors: Ms.Daniela Bosshardt-Hengartner			For	For
				5.2 Re-election of member of the board of directors: Mr.Raymund Breu			For	For
				5.3 Re-election of member of the board of directors: Mr.Edgar Fluri			For	For
				5.4 Re-election of member of the board of directors: Mr.Michel Orsinger			For	For
				5.5 Re-election of member of the board of directors: Mr.Juha Raeisaenen			For	For
				5.6 Re-election of member of the board of directors: Mr.Oern Stuge			For	For
				5.7 Re-election of member of the board of directors: Mr.Rolf Watter			For	For
				5.8 Re-election of member of the board of directors: Mr.Georg Watzek			For	For
				6. Election of one new member to the board of directors: Mr.Franz Maier			For	For
				7. Re-election of the auditors: KPMG Ag, Zurich			For	For
				8. Additional and/or counter-proposals			Against	Against

TECN	CH0012100191	Tecan Group AG	4/17/2013		I	Yes
				1. Status report of the board of directors, annual financial statements and consolidated financial statements 2012, auditors’ report			For	For
				2. Advisory vote on the compensation report			For	For
				3.A Appropriation of available retained earnings			For	For
				3.B Allocation from the legal reserves (capital contribution reserve) to the free reserve and payout			For	For
				4. Discharge of the members of the board of directors and the management board			For	For
				5.1.A Re-election of Mr. Heinrich Fischer as a member of the board of directors			For	For
				5.1.B Re-election of Dr. Oliver Fetzer as a member of the board of directors			For	For
				5.1.C Re-election of Dr. Karen Huebscher as a member of the board of directors			For	For
				5.1.D Re-election of Mr. Gerard Vaillant as a member of the board of directors			For	For
				5.1.E Re-election of Mr. Erik Wallden as a member of the board of directors			For	For
				5.1.F Re-election of Mr. Rolf Classon as a member of the board of directors			For	For
				5.2.A Election of Dr. Christa Kreuzburg as a member of the board of directors			For	For
				6. Re-election of the auditor KPMG AG, Zurich			For	For

ATLN	CH0010532478	Actelion Ltd	4/18/2013		I	Yes
				1. Approval of the business report consisting of the annual report, the annual statutory accounts and the consolidated accounts as of 31 December 2012			For	For
				2. Approve allocation of income and dividends of CHF 1.00 per share from capital contribution reserves			For	For
				3. Consultative vote on compensation report			For	For
				4. Discharge of the board of directors and of the senior management			For	For
				5. Approve CHF 3.2 million reduction in share capital via cancellation of repurchased shares			For	For
				6.1 Re-election of Mr. Werner Henrich as board member			For	For
				6.2 Re-election of Mr. Armin Kessler as board member			For	For
				6.3 Re-election of Mr. Jean Malo as board member			For	For
				6.4 Election of Mr. John J. Greisch as new board member			For	For
				7. Election of the statutory auditor Ernst and Young Ag, Basel			For	For
				8. Additional and/or counterproposals			Abstain	For

BTHIV	FI0009011571	Biotie Therapies	4/4/2013		I	Yes
				1. Opening of the meeting			Non voting	Non voting
				2. Calling the meeting to order			Non voting	Non voting
				3. Election of persons to scrutinize the minutes and to supervise the counting of-votes			Non voting	Non voting
				4. Recording the legality of the meeting			Non voting	Non voting
				5. Recording the attendance at the meeting and adoption of the list of votes			Non voting	Non voting
				6. Presentation of the annual accounts, the report of the board of directors and-the auditor’s report for the year 2012			Non voting	Non voting
				7. Adoption of the financial statements			For	For
				8. Booking of the loss of the financial year. Board proposes not to pay any dividend			For	For
				9. Resolution on the discharge of the members of the board of directors and the managing director from liability			For	For
				10. Resolution on the remuneration of the members of the board of directors			For	For
				11. Resolution on the number of members of the board of directors. The board proposes on the basis of recommendation of the nomination committee that number of members would be six (6)			For	For
				12. Election of members of the board of directors. The board proposes on the basis of recommendation of the nomination committee that the current members P. Fellner, W.M. Burns, M. Karhapaa, B. Kastler, I. Kola and G. Magni be re-elected			For	For
				13. Resolution on the remuneration of the auditors			For	For
				14. Election of the auditors. The board proposes on the basis of recommendation of the audit committee that PricewaterhouseCoopers Oy and Mr. J. Rajalahti would be re-elected as the auditors			For	For
				15. Authorising the board of directors to decide on the issuance of shares as well as the issuance of options and other rights entitling to shares			For	For
				16. Closing of the meeting			Non voting	Non voting

CHEMICALS

SYNN	CH0011037469	Syngenta AG	4/23/2013		I	Yes
				1.1 Approval of the annual report, including the annual financial statements and the group consolidated financial statements for the year 2012			For	For
				1.2 Consultative vote on the compensation system			For	For
				2. Discharge of the members of the board of directors and the executive committee			For	For
				3. Appropriation of the available earnings as per balance sheet 2012 and dividend decision: CHF 9.50 per share			For	For
				4.1 Re-election of Michael Mack to the board of director			For	For
				4.2 Re-election of Jacques Vincent to the board of director			For	For
				4.3 Election of Eleni Gabre-Madhin to the board of director			For	For
				4.4 Election of Eveline Saupper to the board of director			For	For
				5. Election of the external auditor Ernst and Young Ag			For	For
				6. Additional and/or counter—proposals			Against	Against

LONN	CH0013841017	Lonza Group AG	4/9/2013		I	Yes
				1. Annual report, consolidated financial statements and financial statements of Lonza Group Ltd; reports of the auditors			For	For
				2. Consultative vote on the remuneration report			For	For
				3. Discharge of the members of the Board of Directors			For	For
				4. Appropriation of available earnings / Reserves from contribution of capital			For	For
				5.1.a Re-election to the Board of Directors: Patrick Aebischer			For	For
				5.1.b Re-election to the Board of Directors: Jean- Daniel Gerber			For	For
				5.1.c Re-election to the Board of Directors: Margot Scheltema			For	For
				5.1.d Re-election to the Board of Directors: Rolf Soiron			For	For
				5.1.e Re-election to the Board of Directors: Peter Wilden			For	For
				5.2.a Elections to the Board of Directors: Werner J. Bauer			For	For
				5.2.b Elections to the Board of Directors: Thomas Ebeling			For	For
				5.2.c Elections to the Board of Director: Antonio Trius			For	For
				6. Re-election of the auditor for the 2013 fiscal year, KPMG Ltd, Zurich			For	For
				7. The Board of Directors proposes that the authorized share capital of the Company in a maximum amount of CHF 5,000,000 be renewed for a period of two years until 9 April 2015 and Article 4ter of the Articles of Association be amended accordingly			For	For
				8.A Approval of the proposal of the Board of Directors			For	For
				8.B Abstention			Abstain	Against

ALLN	CH0008837566	Allreal Holding AG	4/5/2013		I	Yes
				1. Annual report, annual accounts and accounts of the group 2012			For	For
				2. Appropriation of the balance profit 2012			For	For
				3. Distribution to the shareholders			For	For
				4. Discharge of the members of the board of directors and the management			For	For
				5.1.1 Election Mr. Olivier Steimer (new member) to the board of director			For	For
				5.1.2 Election Mr. Peter Spuhler (new member) to the board of director			For	For
				5.2 Election of the auditors: Ernst And Young, Zurich			For	For
				6. Additional and/or counter- proposals			Against	Against

Construction and Materials

BEAN	CH0001503199	Belimo Holding AG	4/8/2013		I	Yes
				1. Approval of the annual report including the financial statements, management report and consolidated financial statements for 2012. Acceptance of the reports of the statutory and group auditors KPMG AG			For	For
				2. Resolution on the appropriation of available earnings			For	For
				3. Advisory vote on compensation system and compensation for the financial year 2012			For	For
				4. Discharge of the board of directors			For	For
				5. Amendment to the articles of incorporation art. 13 (voting right) remove art. 13 Paras. 2 and 3 without replacement			For	For
				6.1 Elections of the board of director: Werner Buck			For	For
				6.2 Elections of the board of director: Martin Hess			For	For
				6.3 Elections of the board of director: Walter Linsi			For	For
				6.4 Elections of the board of director: Prof. Dr. Hans Peter Wehrli			For	For
				6.5 Elections of the board of director: Dr. Martin Zwyssig			For	For
				7. Election of the group and statutory auditors KPMG AG			For	For
				8. Additional and/or counter-proposals			Against	Against

HOLN	CH0012214059	Holcin Ltd	4/17/2013		I	Yes
				1.1 Approval of the annual report, annual consolidated financial statements of the group and annual financial statements of Holcim Ltd			For	For
				1.2 Advisory vote on remuneration report			For	For
				2. Discharge of the members of the board of directors and the persons entrusted with management			For	For
				3.1 Appropriation of retained earnings			For	For
				3.2 Determination of the payout from capital contribution reserves			For	For
				4.1.1 Re-election of Dr. Beat Hess as a board of director			For	For
				4.1.2 Re-election of Dr. Rolf Soiron as a board of director			For	For
				4.2.1 Election of Mrs. Hanne Birgitte Breinbjerg Sorensen as a board of director			For	For
				4.2.2 Election of Mrs. Anne Wade as a board of director			For	For
				4.3 Re-election of the Auditors: Ernst and Young Ltd, Zurich			For	For
				5. Ad hoc			Abstain	For

XTA	GB0031411001	Xstrata PLC	11/20/2012		I	Yes
				1. That, for the purposes of giving effect to the New Scheme:(a) the directors of the Company be authorised to take all such actions as they may consider necessary or appropriate for carrying the New Scheme into full effect; (b) the re- classification of the ordinary shares of the Company and the Reduction of Capital (including any reversals or contingencies associated therewith) be approved; (c) the capitalisation of the reserve arising from the Reduction of Capital in paying up the Further Xstrata Shares to be allotted to Glencore International plc (or its nominee(s)) be approved; (d) the directors of the Company be authorised to allot the New Xstrata Shares to Glencore International plc (or its nominee(s)) as referred to in paragraph (c) above; and (e) the amendments to the articles of association of the Company be approved	I		Against	Against
				2. That: 2.1 the Revised Management Incentive Arrangements, as defined in the New Scheme Circular, be approved and the directors of the Company be authorised to do or procure to be done all such acts and things on behalf of the Company as they consider necessary or expedient for the purpose of giving effect to such arrangements; and 2.2 the Revised New Xstrata 2012 Plan, as defined in the New Scheme Circular, be adopted and that the directors of the Company be authorised to do or procure to be done all such acts and things on behalf of the Company as they consider necessary or expedient for the purpose of giving effect to the Revised New Xstrata 2012 Plan	I		Against	Against

XTA	GB0031411001	Xstrata PLC	4/17/2013			Yes
				1. To approve the said New Scheme subject to the Revised Management Incentive Arrangements Resolution to be proposed at the Further Xstrata General Meeting being passed	I		For	For
				2. PLEASE NOTE THAT THIS IS A SHAREHOLDERS’ PROPOSAL: To approve the said New Scheme subject to the Revised Management Incentive Arrangements Resolution to be proposed at the Further Xstrata General Meeting not being passed	S		Against	Against

Food & Beverages

EMMN	CH0012829898	EMMI AG	4/25/2013		I	Yes
				1. Presentation and approval of the Annual Report, Consolidated Financial Statements and Financial Statements of Emmi AG for 2012			For	For
				2. Discharge of the members of the Board of Directors			For	For
				3. Resolution on the appropriation of available earnings 2012; setting of the distribution from the capital contribution reserves			For	For
				4. Election to the Board of Directors: Election of Monique Bourquin, lic. oec. HSG, for a term of office of two years			For	For
				5. Appointment of statutory and Group auditors: Appointment of PricewaterhouseCoopers AG, Lucerne, as the statutory and Group auditor for financial year 2013			For	For
				6. In the case of ad-hoc shareholder motions proposed during the general meeting, I authorize my proxy to act as follows in accordance with the board of directors			Abstain	Against

LISN	CH001057759	Lindt & Spruengli	4/18/2013		I	Yes
				1. Approval of annual report and the annual financial statements of the Chocoladenfabriken Lindt and Spruengli Ag as well as the consolidated financial statements of the Lindt and Spruengli group for the fiscal year 2012			For	For
				2. Discharge of the board of directors			For	For
				3.1 Appropriation of retained earnings of the Chocoladenfabriken Lindt and Spruengli Ag			For	For
				3.2 Conversion of reserves from the contribution of capital and distribution of dividend			For	For
				4.1 Re-election of Mr. Kurt Widmer of the board of directors			For	For
				4.2 Re-election of Mr. Rudolf K. Spruengli of the board of directors			For	For
				5. Re-election of the auditors PricewaterhouseCoopers Ag, Zurich			For	For
				6. Reduction of share and participation capital			For	For
				7. Ad-hoc			Abstain	Abstain

NESN	CH0038863350	Nestle SA	4/11/2013		I	Yes
				1.1 Approval of the Annual Report, the financial statements of Nestle S.A. and the consolidated financial statements of the Nestle Group for 2012	I		For	For
				1.2 Acceptance of the Compensation Report 2012 (advisory vote)	I		For	For
				2. Release of the members of the Board of Directors and of the Management	I		For	For
				3. Appropriation of profits resulting from the balance sheet of Nestle S.A. (proposed dividend) for the financial year 2012	I		For	For
				4.1.1 Re-elections to the Board of Directors: Mr. Peter Brabeck-Letmathe	I		For	For
				4.1.2 Re-elections to the Board of Directors: Mr. Steven G. Hoch	I		For	For
				4.1.3 Re-elections to the Board of Directors: Ms. Titia de Lange	I		For	For
				4.1.4 Re-elections to the Board of Directors: Mr. Jean- Pierre Roth	I		For	For
				4.2 Election to the Board of Directors Ms. Eva Cheng	I		For	For
				4.3 Re-election of the statutory auditors KPMG SA, Geneva branch	I		For	For
				IN THE EVENT OF A NEW OR MODIFIED PROPOSAL BY A SHAREHOLDER DURING THE GENERAL-MEETING, I INSTRUCT THE INDEPENDENT REPRESENTATIVE TO VOTE ACCORDING TO THE F-OLLOWING INSTRUCTION: 1 OPTION EITHER 5.A, 5.B OR 5.C NEED TO BE INSTRUCTED (W-ITH YES) TO SHOW, WHICH VOTING OPTION INVESTOR CHOSE IN THE EVENT OF NEW OR MO-DIFIED PROPOSALS			Non voting	Non voting
				5.A MANAGEMENT RECOMMENDS A FOR VOTE ON THIS PROPOSAL: Vote in accordance with the proposal of the Board of Directors	S
				5.B Vote against the proposal of the Board of Directors	S
				5.C Ad-hoc	S		For	Against

Industrial Goods and Services

ABBN	CH0012221716	ABB Ltd	4/25/2013		I	Yes
				2.1 Approval of the annual report, the consolidated financial statements, and the annual financial statements for 2012			For	For
				2.2 Consultative vote on the 2012 remuneration report			For	For
				3. Discharge of the board of directors and the persons entrusted with management			For	For
				4. Appropriation of available earnings and distribution of capital contribution reserve			For	For
				5. Renewal of authorized share capital			For	For
				6.1 Re-election to the board of directors: Roger Agnelli			For	For
				6.2 Re-election to the board of directors: Louis R. Hughes			For	For
				6.3 Re-election to the board of directors: Hans Ulrich Maerki			For	For
				6.4 Re-election to the board of directors: Michel De Rosen			For	For
				6.5 Re-election to the board of directors: Michael Treschow			For	For
				6.6 Re-election to the board of directors: Jacob Wallenberg			For	For
				6.7 Re-election to the board of directors: Ying Yeh			For	For
				6.8 Re-election to the board of directors: Hubertus Von Gruenberg			For	For
				7. Re-election of the auditors / Ernst and Young AG			For	For
				8. Ad hoc			Against	Against

BUCN	CH0002432174	Bucher Industries AG	4/11/2013		I	Yes
				1.1 To approve the annual report and the consolidated and statutory financial statements for 2012			For	For
				1.2 To acknowledge the 2012 remuneration report			For	For
				2. To ratify the acts of the board of directors and group management for the 2012 financial year			For	For
				3. Approve allocation of income and dividends of CHF 5.00 per share			For	For
				4.1 Re-election of the board of director: Mr Rolf Broglie			For	For
				4.2 Re-election of the board of director: Ms Anita Hauser			For	For
				5. Election of the auditors / PricewaterhouseCoopers AG, Zurich			For	For
				6. Ad-hoc			Against	Against

BCHN	CH0025536027	Burckhardt Compression Hldg	6/29/2013		I	Yes
				1. Welcome and opening statements	Non-Voting
				2.1 Approval of the annual report 2012			For	For
				2.2 Approval of the compensation report			For	For
				3. Appropriation of retained earnings			For	For
				4. Discharge of the Board of Directors and the Executive Board			For	For
				5.1 Amendments to the Articles of Association: Renewal of authorized capital: article: 3a			For	For
				5.2 Amendments to the Articles of Association: Nominees—Registration of voting rights in the Share Register: article: 6			For	For
				6.1 The Board of Directors proposes that Hans Hess, Swiss, member of the Board of Directors since 2006, be re-elected to the Board for the period of one year			For	For
				6.2 The Board of Directors proposes that Valentin Vogt, Swiss, member of the Board of Directors since 2002, be re-elected to the Board for the period of one year			For	For
				7. Appointment of the statutory auditors: PricewaterhouseCoopers AG			For	For
				8. In the case of ad-hoc/Miscellaneous shareholder motions proposed during the general meeting, I authorize my proxy to act as follows in accordance with the board of directors			Against	Against

MBTN	CH0108503795	Meyer Burger Technology AG	4/25/2013		I	Yes
				1. Approval of the annual report 2012, the annual financial statements 2012 and the consolidated financial statements 2012, presentation of the reports of the auditors			For	For
				2. Use of balance sheet profit			For	For
				3. Release of the members of the board of directors and management board			For	For
				4.1 Re-election of Rudolf Samuel Guedel as a member of the board of directors for a period of three years			For	For
				4.2 Re-election of Prof. Dr. Konrad Wegener as a member of the board of directors for a period of three years			For	For
				4.3 Election of the auditors / Pricewaterhousecoopers Ltd, Bern			For	For
				5. Election of the auditors / Pricewaterhousecoopers Ltd, Bern			For	For
				6. Ordinary capital increase			For	For
				7. Ad hoc			Against	Against

OERL	CH0000816824	OC Oerlikon Corporation	4/30/2013		I	Yes
				1.1 Approval of the annual report, the annual financial statements of OC Oerlikon Corporation AG, Pfaeffikon and the consolidated financial statements 2012			For	For
				1.2 Consultative vote on the remuneration report 2012			For	For
				2.1 Allocation of the 2012 available earnings			For	For
				2.2 Distribution of dividend from reserves from capital contributions			For	For
				3. Discharge of the members of the board of directors for the financial year 2012			For	For
				4.1.1 Re-election of Tim Summers to the board of directors			For	For
				4.1.2 Re-election of Kurt J. Hausheer to the board of directors			For	For
				4.1.3 Re-election of Gerhard Pegam to the board of directors			For	For
				4.1.4 Re-election of Carl Stadelhofer to the board of directors			For	For
				4.1.5 Re-election of Hans Ziegler to the board of directors			For	For
				4.2 Election of Mikhail Lifshitz to the board of directors			For	For
				5. Re-election of the auditors KPMG AG, Zurich			For	For
				6. Ad-Hoc			Against	Against

SCHP VX	CH0024638196	Schindler Holding AG	3/26/2013		I	Yes		N/A
				1.A Approval of the 85th annual report, the financial statements and the consolida-ted group financial statements 2012, and receipt of the reports of the statuto-ry auditors. The board of directors proposes that the general meeting approves-the annual report, the financial statements and the consolidated group financ-ial statements			Non Voting	Non Voting
				1.B Compensation report 2012. The board of directors proposes that the general mee-ting acknowledges the compensation report			Non Voting	Non Voting
				2. Appropriation of profits as per balance sheet. The board of directors proposes-that the general meeting approves the following appropriation of the 2012 pro-fits as per balance sheet			Non Voting	Non Voting
				3. Discharge of the members of the board of directors and of the management. The-board of directors proposes that the general meeting grants discharge to all m-embers of the board of directors and of the management for the expired financi-al year 2012			Non Voting	Non Voting
				4.1.1 Election of new members of the board of directors. The board of directors prop-oses that the general meeting elects the following person as new member of the-board of directors for a term of office of 3 years until the annual general m-eeting 2016: Prof. Dr. Monika Butler, Zurich. Monika Butler, born in 1961, has-worked since 2008 as director of the institute for Empirical Economic Researc-h of the University of St. Gallen and since 2009 also as dean of the school of-economics and political science. Furthermore she has been full professor of e-conomics and public policy since 2004. Since 2010 she has been a member of the-bank council of the Swiss National Bank. Mrs. Butler graduated in mathematics-with a major in physics at the University of Zurich. After gaining practical- experience she obtained a Ph.D. in economics of the University of St. Gallen			Non Voting	Non Voting

4.1.2 Election of new members of the board of directors. The board of directors prop-oses that the general meeting elects the following person as new member of the-board of directors for a term of office of 3 years until the annual general m-eeting 2016: Anthony Nightingale, Hong Kong. Anthony Nightingale, born in 1947-, is a British citizen. In 1969 he joined the Jardine Matheson Group. From 200-6 to March 2012 he was its managing director (CEO). Currently Mr. Nightingale-has several directorships with Jardine Matheson Holdings, Jardine Cycle & Carr-iage, Jardine Strategic, Dairy Farm International, Hong Kong land und mandarin- oriental international. He is an advisor of academic partnerships internation-al and of Dickson concepts as well as a commissioner of Astra International. I-n Hong Kong Mr. Nightingale holds further offices and functions, e.g. as chair-man of the Hong Kong-APEC trade policy study group. He is a past chairman of t-he Hong Kong general chamber of commerce	Non Voting	Non Voting
4.1.3 Election of new members of the board of directors. The board of directors prop-oses that the general meeting elects the following person as new member of the-board of directors for a term of office of 3 years until the annual general m-eeting 2016: Carole Vischer, Hergiswil. Carole Vischer, born in 1971, graduate-d from the University of Basel with a Master of Law (lic. iur.) in 1996. Since-2002 she has managed the charitable foundation Dr. Robert und Lina Thyll- Durr-, Stansstad,, currently as its president. Since 2010, Mrs. Vischer has been a-member of the board of directors of Schindler Elevators Ltd., Ebikon. Mrs. Vis-cher is a member of the 5th generation of the family Schindler-Bonnard	Non Voting	Non Voting
4.2 Re-election of the statutory auditors for the financial year 2013. The board o-f directors proposes that the general meeting re-elects Ernst & Young Ltd., Ba-sel, as statutory auditors for the financial year 2013	Non Voting	Non Voting

5.1 Capital reduction: Reduction of the share capital as a consequence of the repu-rchase program launched on 4 January 2010 and terminated as per 31 December 20-12 for a maximum of 10 % of the nominal capital, and of the registered shares-repurchased under this repurchase program, the board of directors proposes tha-t the general meeting reduces the share capital of currently CHF 7144 005.60 b-y way of elimination of 552 411 treasury registered shares by CHF 55241.10 to-CHF 7088764.50, and confirms that according to the result of the report of the- auditors Ernst & Young Ltd. The claims of the creditors are fully covered des-pite the reduction of the share capital, and amends paragraph 1 of article 4 o-f the articles of association as follows (amendments in bold) the share capita-l amounts to CHF 7088764.50. it is divided into 70887645 fully paid-up registe-red shares with a par value of CHF 0.10 (10 cents) each	Non Voting	Non Voting
5.2 Capital reduction: Reduction of the participation capital as a consequence of-the Repurchase program launched on 4 January 2010 and terminated as per 31 Dec-ember 2012 for a maximum of 10 % of the nominal capital, and of the participat-ion certificates repurchased under this repurchase program, the board of direc-tors proposes that the general meeting reduces the participation capital of cu-rrently CHF 4689480. by way of elimination of 722891 treasury participation ce-rtificates by CHF 72 289.10 to CHF 4 617 190.90, and confirms that according t- o the result of the report of the auditors Ernst Young Ltd. The claims of the-creditors are fully covered despite the reduction of the participation capital-, and amends paragraph 1 of article 7 of the articles of association as follow-s (amendments in bold) the participation capital amounts to CHF 4617190.90. it-is divided into 46171909 fully paid-up bearer participation certificates with-a par value of CHF 0.10 (10 cents) each	Non Voting	Non Voting

SUN VX	CH0038388911	Sulzer AG	03/27/13		I	Yes
				1.1 Annual report, annual accounts and consolidated financial statements 2012 reports of the company’s auditors the board of directors proposes that the annual report, the annual accounts and the consolidated financial statements 2012 be approved			For	For
				1.2 Advisory vote on the compensation report 2012 the board of directors proposes to approve the compensation report 2012 according to pages 62, 68 of the annual report			For	For
				2. Appropriation of net profits the board of directors proposes to distribute the total balance of CHF 363,230,184, comprising the net profits for the year 2012 of CHF 349,300,000 and retained profits of CHF 13,930,184, as follows dividend payment CHF 109,639,584 allocation to free reserves CHF 240,000,000 carried forward to new account CHF 13,590,600 if this proposal is approved, the gross dividend (before deduction of the Swiss withholding tax of 35) will amount to CHF 3.20 per share. Dividends will be paid out on April 5, 2013. Any shares held by Sulzer Ltd and its subsidiaries on the dividend payment date shall not be eligible to dividends			For	For
				3. Discharge the board of directors proposes that discharge be granted to its members and the corporate executive management for the business year 2012			For	For
				4.1.1 To re-elect Messrs. Thomas Glanzmann for a further one-year term of office			For	For
				4.1.2 To re-elect Vladimir V. Kuznetsov for a further one-year term of office			For	For
				4.1.3 To re-elect Mrs. Jill Lee for a further one-year term of office			For	For
				4.1.4 To re-elect Messrs. Marco Musetti for a further one-year term of office			For	For
				4.1.5 To re-elect Luciano Respini for a further one-year term of office			For	For
				4.1.6 To re-elect Klaus Sturany for a further one-year term of office			For	For
				4.2 Election of one new member, the board of directors proposes to elect Mr. Manfred Wennemer for a one-year term as new member to the board			For	For
				5. Election of auditors, the board of directors proposes to elect KPMG Ltd for a one-year term as auditors for the designated legal duties			For	For
				6. Ad Hoc			Against	Against

Insurance

ZURN	CH0011075394	Zurich Insurance Grouop AG	4/4/2013		I	Yes
				1.1 Approval of the annual report, the annual financial statements and the consolidated financial statements for 2012			For	For
				1.2 Advisory vote on the remuneration system according to the remuneration report			For	For
				2.1 Appropriation of available earnings for 2012			For	For
				2.2 Appropriation of reserves from capital contributions			For	For
				3. Discharge of members of the board of directors and of the group executive committee			For	For
				4.1.1 Election of Ms. Monica Maechler as the board of director			For	For
				4.1.2 Re-election of Ms. Susan Bies as the board of director			For	For
				4.1.3 Re-election of Mr. Victor L.L. Chu as the board of director			For	For
				4.1.4 Re-election of Mr. Rolf Watter as the board of director			For	For
				4.2 Re-election of auditors PricewaterhouseCoopers ltd, Zurich			For	For
				5. Additional and/or counter-proposals			Against	Against

SLHN	CH0014852781	Swiss Life Hld	4/23/2013		I	Yes
				1.1 Annual Report 2012 (Review of Operations, Consolidated Financial Statements and Annual Financial Statements)			For	For
				1.2 Compensation Report			For	For
				2.1 Appropriation of profit 2012			For	For
				2.2 Distribution out of the capital contribution reserves			For	For
				3. Discharge of the members of the Board of Directors			For	For
				4. Amendment of the Articles of Association relating to the increase in conditional capital: Article 4.9			For	For
				5.1 Re-election to the Board of Directors: Peter Quadri			For	For
				5.2 Election to the Board of Directors: Ueli Dietiker			For	For
				5.3 Election to the Board of Directors: Frank W. Keuper			For	For
				5.4 Election to the Board of Directors: Klaus Tschutscher			For	For
				6. Election of the Statutory Auditor: PricewaterhouseCoopers Ltd			For	For
				7. Additional and/or Counter-Proposals			Against	Against

Energy

RIGN	CH0048265513	Transocean Ltd	5/17/2013			Yes
				1. Approval of the 2012 Annual Report, including the Consolidated Financial Statements of Transocean Ltd. for Fiscal Year 2012 and the Statutory Financial Statements of Transocean Ltd. for Fiscal Year 2012	I		For	For
				2. Appropriation of the Available Earnings for Fiscal Year 2012	I		For	For
				3.A Payment of a Distribution in Principle	I		For	For
				3.B.1 The Board of Directors Distribution Proposal: The Board of Directors proposes that (A) CHF 1,595,054,382 of general legal reserves from capital contribution be released and allocated to ‘‘dividend reserve from capital contributions” (the “Dividend Reserve”), (B) a dividend in the amount of USD 2.24 per outstanding share of the Company be distributed out of, and limited at a maximum to the amount of, such Dividend Reserve and paid in installments at such times and at such record dates as shall be determined by the Board of Directors in its discretion, and (C) any amount of the Dividend Reserve remaining after payment of the final installment be automatically reallocated to “general legal reserves from capital contribution.” Dividend payments shall be made with respect to the outstanding share capital of the Company on the record date for the applicable installment, which amount will exclude any shares held by the Company or any of its direct or indirect subsidiaries. The Board of Directors’ proposed shareholder resolution is included in Annex A	I		Against	Against

3.B.2 PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Icahn Group Distribution Proposal: The Icahn Group has requested the inclusion of the following item and proposal on the agenda of the 2013 annual general meeting: (A) CHF 2,110,000,000 shall be released from ‘‘legal reserve, reserve from capital contributions,’’ and such amount shall be allocated to ‘‘free reserve, dividend reserve from capital contributions,’’ and (B) a dividend in the amount of USD 4.00 per share of the Company be distributed out of such ‘‘legal reserve, reserve from capital contributions’’ and paid in four equal quarterly installments. Dividend payments shall be made with respect to the outstanding share capital of the Company on the record date for the applicable installment, which amount will exclude any shares held by the Company or any of its direct or indirect subsidiaries. The Icahn Group’s proposed shareholder resolution is included in Annex B	S	For	Against
4. Re-adoption of the Authorized Share Capital	I	For	For
5. Shareholder proposal regarding the repeal of the Company’s staggered board by amendment to Article 23 of the Company’s Articles of Association	I	For	For
6.A Election of Frederico F. Curado as a Director	I	For	For
6.B Re-election of Steven L. Newman as a Director	I	For	For
6.C Re-election of Thomas W. Cason as a Director	I	For	For
6.D Re-election of Robert M. Sprague as a Director	I	N/A	N/A
6.E Re-election of J. Michael Talbert as a Director	I	N/A	N/A
6.F PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of John J. Lipinski as a Director	S	Yes	Against
6.G PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Jose Maria Alapont as a Director	S	Yes	Against
6.H PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER PROPOSAL: Election of Samuel Merksamer as a Director	S	Yes	Against
7. Appointment of Ernst & Young LLP as the Company’s Independent Registered Public Accounting Firm for Fiscal Year 2013 and Reelection of Ernst & Young Ltd, Zurich, as the Company’s Auditor for a Further One-Year Term	I	For	For
8. Advisory Vote to Approve Named Executive Officer Compensation	I	For	For

WFT	CH0038838394	Weatherford International Ltd	6/20/2013		I	Yes
				1. Accept financial statements and statutory reports			For	For
				2. Approve discharge of board and senior management			Abstain	Abstain
				3.A Re-elect Bernard J. Duroc-Danner as director			Against	Against
				3.B Re-elect Nicholas F. Brady as director			Abstain	Abstain
				3.C Re-elect David J. Butters as director			Abstain	Abstain
				3.D Re-elect John D. Gass as director			Abstain	Abstain
				3.E Re-elect Francis S. Kalman as director			Abstain	Abstain
				3.F Re-elect William E. Macaulay as director			Abstain	Abstain
				3.G Re-elect Robert K. Moses, Jr. as director			Abstain	Abstain
				3.H Re-elect Guillermo Ortiz as director			Abstain	Abstain
				3.I Re-elect Emyr Jones Parry as director			Abstain	Abstain
				3.J Re-elect Robert A. Rayne as director			Abstain	Abstain
				4. Ratify the appointment of KPMG LLP as independent registered public accounting firm and elect KPMG AG as our Swiss statutory auditor			For	For
				5. Approve amendments to our articles of association to authorize issuable authorized capital in an amount equal to 18.22 percent of current stated capital and grant authority to the board of directors to issue shares from authorized share capital for the period from June 20, 2013 to June 20, 2015			For	For
				6. Advisory vote to ratify named executive officers compensation			For	For

Pharmaceuticals

NOVN	CH0012005267	Novartis	2/22/2013		I	Yes
				A.1 Approval of the Annual Report, the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2012: Under this item, the Board of Directors proposes approval of the Annual Report the Financial Statements of Novartis AG and the Group Consolidated Financial Statements for the Business Year 2012			For	For
				A.2 Discharge from Liability of the Members of the Board of Directors and the Executive Committee: Under this item, the Board of Directors proposes discharge from liability of its members and those of the Executive Committee for the business year 2012			For	For
				A.3 Appropriation of Available Earnings of Novartis AG and Declaration of Dividend: Under this item, the Board of Directors proposes to use the available earnings of Novartis AG of 2012 for the purpose of distributing a gross dividend of CHF 2.30 per share as follows This will result in a payout ratio of 65% of the Group’s consolidated net income expressed in USD.(as specified) Payout ratio is calculated by converting into USD the proposed total gross dividend amount in CHF at the CHF-USD exchange rate of December 31, 2012 based on an estimated number of shares outstanding on dividend payment date and dividing it by the USD consolidated net income attributable to shareholders of Novartis AG based on the 2012 Novartis Group consolidated financial statements. No dividend will be declared on treasury shares held by Novartis AG and certain other treasury shares held by other Group companies			For	For

A.4 Consultative Vote on the Compensation System: Under this item, the Board of Directors proposes that the newly proposed Compensation System of Novartis be endorsed (non-binding consultative vote)	For	For
A.5.1 Election of Verena A. Briner, M.D: Under this item, the Board of Directors proposes the election of Verena A. Briner, M.D., for a three-year term	For	For
A.5.2 Election of Joerg Reinhardt, Ph.D: Under this item, the Board of Directors proposes the election of Joerg Reinhardt Ph.D., for a term of office beginning on August 1, 2013 and ending on the day of the Annual General Meeting in 2016	For	For
A.5.3 Election of Charles L. Sawyers, M.D: Under this item, the Board of Directors proposes the election of Charles L. Sawyers, M.D., for a three-year term	For	For
A.5.4 Election of William T. Winters: Under this item, the Board of Directors proposes the election of William T. Winters for a three-year term	For	For
A.6 Appointment of the Auditor: Under this item, the Board of Directors proposes the re-election of PricewaterhouseCoopers AG as auditor of Novartis AG for one year	For	For
B If additional and/or counter-proposals are proposed at the Annual General Meeting	Against	Against

ROG	CH0012032048	Roche Holding	5-Mar-13		I	Yes		N/A
				1.1 Accept Financial Statements and Statutory Reports			Non Voting	Non Voting
				1.2 Approve Remuneration Report			Non Voting	Non Voting
				2. Approve Discharge of Board and Senior Management			Non Voting	Non Voting
				3. Approve Allocation of Income and Dividends of CHF 7.35 per Share and Non-Voting Equity Security			Non Voting	Non Voting
				4.1 Re-elect Andreas Oeri as Director			Non Voting	Non Voting
				4.2 Re-elect Pius Baschera as Director			Non Voting	Non Voting
				4.3 Re-elect Paul Bulcke as Director			Non Voting	Non Voting
				4.4 Re-elect William Burns as Director			Non Voting	Non Voting
				4.5 Re-elect Christoph Franz as Director			Non Voting	Non Voting
				4.6 Re-elect De Anne Julius as Director			Non Voting	Non Voting
				4.7 Re-elect Arthur Levinson as Director			Non Voting	Non Voting
				4.8 Re-elect Peter Voser as Director			Non Voting	Non Voting
				4.9 Re-elect Beatrice Weder di Mauro as Director			Non Voting	Non Voting
				4.10 Elect Severin Schwan as Director			Non Voting	Non Voting
				5. Ratify KPMG Ltd. as Auditors			Non Voting	Non Voting

Retail

DUFN	CH0023405456	Dufry Group	4/30/2013		I	Yes
				1. Approval of the Annual Report, the Consolidated Financial Statements and the Annual Financial Statements for 2012			For	For
				2. Appropriation of Available Earnings			For	For
				3. Discharge of the Board of Directors and the Persons entrusted with Management			For	For
				4. Amendment to Article 13 para. 1 of the Articles of Incorporation			For	For
				5.a Re-election of Mr. Jorge Born as Board of Directors			For	For
				5.b Re-election of Mr. Luis Andres Holzer Neumann as Board of Directors			For	For
				5.c Re-election of Mr. Jose Lucas Ferreira de Melo as Board of Directors			For	For
				5.d Re-election of Mr. Joaquin Moya-Angeler Cabrera as Board of Directors			For	For
				5.e Election of Mr. Julian Diaz Gonzalez as Board of Directors			For	For
				6. Election of the Auditors: The Board of Directors proposes that Ernst & Young Ltd be elected as the Auditors for the fiscal year 2013			For	For
				7.A Exercise the voting rights in accordance with the proposals of the Board of Directors			For	For
				7.B Abstain from voting			Against	Against

Technology

TEMN	CH0012453913	Temenos Group	5/24/2013		I	Yes
				1. 2012 Annual Report, 2012 annual financial statements (including the compensation report), 2012 consolidated financial statements and the auditors’ reports			For	For
				2. Allocation of the available earnings			For	For
				3. Distribution of General reserve from capital contributions			For	For
				4. Discharge of the members of the Board of Directors and Senior Management			For	For
				5. Authorized Capital: Proposed new article 3ter Para.1			For	For
				6.1 Amendments of the Articles of Association: Deletion of Article 3bis and Article 11 para.6			Abstain	Against
				6.2 Amendments of the Articles of Association: Amendment to Article 16 of the Articles of Association			Abstain	Against
				7.1 The Board of Directors proposes the re-election of Mr. Andreas Andreades as a member of the Board of Directors for a new term of office of one (1) year			For	For
				7.2 The Board of Directors proposes the election of Mr. Erik Hansen as a member of the Board of Directors for a term of office of one (1) year\			For	For
				8. The Board of Directors proposes the re-election of PricewaterhouseCoopers SA, Geneva, as Auditors for a new term of office of one (1) year			For	For
				9. In the case of ad-hoc shareholder motions proposed during the general meeting, I authorize my proxy to act as follows in accordance with the board of directors			Against	Against

Personnal and households goods

CFR	CH0045039655	Cie Financiere Richemont SA	5-Sep-12		I	Yes
				1.1The board of directors proposes that the general meeting, having taken note of the reports of the auditors, approve the consolidated financial statements of the group, the financial statements of the company and the director’s report for the business year ended 31 March 2012			For	For
				1.2The board of directors proposes that the 2012 compensation report as per pages 46 to 52 of the annual report and accounts 2012 be ratified (non- binding consultative vote)			For	For
				2.Approve allocation of income and dividends of CHF 0.55 per A bearer share and CHF 0.055 per B registered share			For	For
				3.Discharge of the board of directors			For	For
				4.1 Re-election of the board of directors : Johann Rupert			For	For
				4.2 Re-election of the board of directors : Dr Franco Cologni			For	For
				4.3 Re-election of the board of directors : Lord Douro			For	For
				4.4 Re-election of the board of directors : Yves-Andre Istel			For	For
				4.5 Re-election of the board of directors : Richard Lepeu			For	For
				4.6 Re-election of the board of directors : Ruggero Magnoni			For	For
				4.7 Re-election of the board of directors : Josua Malherbe			For	For
				4.8 Re-election of the board of directors : Dr Frederick Mostert			For	For

4.9 Re-election of the board of directors :Simon Murray	For	For
4.10 Re-election of the board of directors : Alain Dominique Perrin	For	For
4.11 Re-election of the board of directors : Guillaume Pictet	For	For
4.12 Re-election of the board of directors : Norbert Platt	For	For
4.13 Re-election of the board of directors : Alan Quasha	For	For
4.14 Re-election of the board of directors : Maria Ramos	For	For
4.15 Re-election of the board of directors : Lord Renwick of Clifton	For	For
4.16 Re-election of the board of directors : Dominique Rochat	For	For
4.17 Re-election of the board of directors : Jan Rupert	For	For
4.18 Re-election of the board of directors : Gary Saage	For	For
4.19 Re-election of the board of directors : Juergen Schrempp	For	For
4.20 Re-election of the board of directors : Martha Wikstrom	For	For
5. Election of the auditors / PricewaterhouseCoopers	For	For
6. Ad-hoc	Against	Against

UHRN	CH0012255144	The Swatch group	5/29/2013		I	Yes
				1. Annual report 2012. 2012 annual report of the board of directors. 2012 financial statements (balance sheet, income statement and notes) and 2012 consolidated financial statements. Statutory auditor’s report .Approval of the reports and the financial statements			For	For
				2. Discharge of the board of directors			For	For
				3. Resolution for the appropriation of the net income			For	For
				4. Re-election to the board of directors (Esther Grether, Nayla Hayek, Georges N. Hayek, Ernst Tanner, Claude Nicollier and Jean-Pierre Roth)			For	For
				5. Nomination of the statutory auditors / PricewaterhouseCoopers Ltd			For	For
				6. In the case of ad-hoc shareholder motions proposed during the general meeting, I authorize my proxy to act as follows in accordance with the board of directors			Against	Against

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Swiss Helvetia Fund, Inc.

By:	/s/ Rudolf Millisits
Rudolf Millisits, Chief Executive Officer

Date August 21, 2013